Business Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 17,527	$ 14,846
Noninterest income	10,617	9,456	$ 10,227
Total net revenue	28,144	24,302
Noninterest Expense	18,873	14,906	13,728
Income (loss) before provision and income taxes	9,271	9,396
Provision for credit losses	2,275	1,977	(1,173)
Income (loss) before income taxes	6,996	7,419
Income taxes and taxable-equivalent adjustment	1,538	1,581
Net income (loss)	5,458	5,838	7,985
Net (income) loss attributable to noncontrolling interests	(29)	(13)	(22)
Net income (loss) attributable to U.S. Bancorp	5,429	5,825	$ 7,963
Average Balance Sheet
Loans	381,275	333,573
Other earning assets	223,924	211,770
Goodwill	12,475	10,189
Other intangible assets	6,639	4,577
Assets	663,440	592,149
Noninterest-bearing deposits	107,768	120,394
Interest-bearing deposits	397,895	341,990
Total deposits	505,663	462,384
Total U.S. Bancorp shareholders’ equity	53,660	50,416
Wealth, Corporate, Commercial and Institutional Banking
Condensed Income Statement
Net interest income (taxable-equivalent basis)	6,129	5,213
Noninterest income	4,143	3,561
Total net revenue	10,272	8,774
Noninterest Expense	5,183	4,135
Income (loss) before provision and income taxes	5,089	4,639
Provision for credit losses	334	154
Income (loss) before income taxes	4,755	4,485
Income taxes and taxable-equivalent adjustment	1,190	1,122
Net income (loss)	3,565	3,363
Net (income) loss attributable to noncontrolling interests	0	0
Net income (loss) attributable to U.S. Bancorp	3,565	3,363
Average Balance Sheet
Loans	175,780	150,512
Other earning assets	6,615	4,771
Goodwill	4,682	3,634
Other intangible assets	1,007	365
Assets	202,642	169,554
Noninterest-bearing deposits	70,977	82,671
Interest-bearing deposits	199,780	175,345
Total deposits	270,757	258,016
Total U.S. Bancorp shareholders’ equity	22,362	18,159
Consumer and Business Banking
Condensed Income Statement
Net interest income (taxable-equivalent basis)	8,331	6,764
Noninterest income	1,662	1,536
Total net revenue	9,993	8,300
Noninterest Expense	6,964	5,779
Income (loss) before provision and income taxes	3,029	2,521
Provision for credit losses	79	75
Income (loss) before income taxes	2,950	2,446
Income taxes and taxable-equivalent adjustment	738	612
Net income (loss)	2,212	1,834
Net (income) loss attributable to noncontrolling interests	0	0
Net income (loss) attributable to U.S. Bancorp	2,212	1,834
Average Balance Sheet
Loans	161,862	144,441
Other earning assets	2,388	3,117
Goodwill	4,466	3,250
Other intangible assets	5,265	3,784
Assets	179,103	160,174
Noninterest-bearing deposits	31,082	31,719
Interest-bearing deposits	189,148	163,190
Total deposits	220,230	194,909
Total U.S. Bancorp shareholders’ equity	16,016	12,678
Payment Services
Condensed Income Statement
Net interest income (taxable-equivalent basis)	2,702	2,504
Noninterest income	4,056	3,794
Total net revenue	6,758	6,298
Noninterest Expense	3,772	3,525
Income (loss) before provision and income taxes	2,986	2,773
Provision for credit losses	1,394	980
Income (loss) before income taxes	1,592	1,793
Income taxes and taxable-equivalent adjustment	398	449
Net income (loss)	1,194	1,344
Net (income) loss attributable to noncontrolling interests	0	0
Net income (loss) attributable to U.S. Bancorp	1,194	1,344
Average Balance Sheet
Loans	38,471	34,627
Other earning assets	97	634
Goodwill	3,327	3,305
Other intangible assets	350	423
Assets	44,292	41,072
Noninterest-bearing deposits	2,981	3,410
Interest-bearing deposits	103	162
Total deposits	3,084	3,572
Total U.S. Bancorp shareholders’ equity	9,310	8,233
Rewards and rebate costs and certain partner payments	3,000	2,900
Revenue generated from certain contracts with customers	8,800	8,000
Treasury and Corporate Support
Condensed Income Statement
Net interest income (taxable-equivalent basis)	365	365
Noninterest income	756	565
Total net revenue	1,121	930
Noninterest Expense	2,954	1,467
Income (loss) before provision and income taxes	(1,833)	(537)
Provision for credit losses	468	768
Income (loss) before income taxes	(2,301)	(1,305)
Income taxes and taxable-equivalent adjustment	(788)	(602)
Net income (loss)	(1,513)	(703)
Net (income) loss attributable to noncontrolling interests	(29)	(13)
Net income (loss) attributable to U.S. Bancorp	(1,542)	(716)
Average Balance Sheet
Loans	5,162	3,993
Other earning assets	214,824	203,248
Goodwill	0	0
Other intangible assets	17	5
Assets	237,403	221,349
Noninterest-bearing deposits	2,728	2,594
Interest-bearing deposits	8,864	3,293
Total deposits	11,592	5,887
Total U.S. Bancorp shareholders’ equity	$ 5,972	$ 11,346